SHARE-BASED PAYMENT (Schedule of Share-Based Compensation Expenses Relating to Options Granted) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 4,474	$ 62
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,372
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		16
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2,965	38
Service development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	137	8
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2,428	54
Employees | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,372
Employees | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		16
Employees | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	919	30
Employees | Service development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	137	8
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2,046	8
Directors | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		0
Directors | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 2,046	8
Directors | Service development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		$ 0